Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Growth Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/Pictet International Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Long-Short Fund
ASTON/Herndon Large Cap Value Fund	ASTON/River Road Select Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/River Road Small Cap Value Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/Silvercrest Small Cap Fund
ASTON/Montag & Caldwell Balanced Fund

(Statutory Prospectus, dated February 29, 2016, as supplemented July 28, 2016, and Statement of Additional

Information (the “Combined SAI”), dated February 29, 2016, as supplemented April 1, 2016 and July 28, 2016)

ASTON Small Cap Fund

(Statutory Prospectus, dated February 29, 2016, as supplemented May 6, 2016, July 28, 2016 and August 25, 2016,

and Statement of Additional Information, dated February 29, 2016, as supplemented April 1, 2016, May 6, 2016,

July 28, 2016 and August 25, 2016)

ASTON/Value Partners Asia Dividend Fund

(Statutory Prospectus, dated December 15, 2015, as supplemented March 2, 2016 and July 28, 2016, and Statement of Additional Information, dated December 15, 2015, as supplemented March 2, 2016, April 1, 2016 and July 28, 2016)

ASTON/River Road Focused Absolute Value Fund

(Statutory Prospectus, dated October 30, 2015, as supplemented March 2, 2016 and July 28, 2016, and Statement of

Additional Information, dated October 30, 2015, as supplemented March 2, 2016, April 1, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statutory

Prospectuses and Statements of Additional Information and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/Silvercrest Small Cap Fund, ASTON Small Cap Fund, ASTON/Value Partners Asia Dividend Fund and ASTON/River Road Focused Absolute Value Fund, each a series of Aston Funds (each, a

“Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Board of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

For All Funds

Each Fund currently is authorized to reimburse Aston Asset Management, LLC (“Aston”) for shareholder servicing payments made to certain financial intermediaries at an annual rate of up to 0.09% of eligible assets at the Fund level. The Board approved management’s proposals to determine shareholder servicing for each Fund at the share class level and authorized Class N, Class I and, as applicable, Class R shares of each Fund to pay financial intermediaries for shareholder servicing at an annual rate of up to 0.15%. Aston has agreed, through at least October 1, 2017, to waive a portion of shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the change in shareholder servicing payments as described above.

Each Fund currently pays Aston an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of Aston Funds.

Percentage	Average Daily Net Assets (Aggregate Aston Funds)
0.0437%	Up to $7.4 billion
0.0412%	Over $7.4 billion

Aston also receives a monthly base fee in the amount of $1,000 from each Fund. The Board approved management’s proposal to revise the administrative fee so that each Fund pays Aston an annual rate of 0.15% of average daily net assets of the Fund. Aston has agreed, through at least October 1, 2018, to waive a portion of the administrative fee in an amount equal to 0.0052% of the average daily net assets of ASTON/DoubleLine Core Plus Fixed Income Fund, 0.0065% of the average daily net assets of ASTON/Fairpointe Mid Cap Fund, 0.0061% of the average daily net assets of ASTON/Montag & Caldwell Growth Fund, 0.0055% of the average daily net assets of ASTON/Pictet International Fund, 0.0053% of the average daily net assets of ASTON/River Road Dividend All Cap Value Fund and 0.0022% of the average daily net assets of ASTON/River Road Small Cap Value Fund.

As of October 1, 2016, the management fee rate payable by each Fund will decrease by 0.10% at each breakpoint level. This change, together with the fee changes and waivers described above, are intended to ensure that the fee changes do not result in an increase in any Fund’s total net expense ratio. These changes do not increase the overall fees incurred by shareholders of the Fund. The following information replaces the information contained in the table under the subsection “Investment Advisory and Other Services – Investment Adviser” for the applicable Fund(s) in each SAI:

Fund	Gross Advisory Fee (as a % of average daily net assets)
ASTON/Montag & Caldwell Growth	0.70% for the first $800 million 0.50% over $800 million up to $6 billion 0.45% over $6 billion up to $12 billion 0.40% over $12 billion
ASTON/Herndon Large Cap Value	0.60%
ASTON/Cornerstone Large Cap Value	0.60%
ASTON/Fairpointe Focused Equity	0.70%
ASTON/River Road Dividend All Cap Value	0.60%
ASTON/River Road Dividend All Cap Value II	0.60%

ASTON/Fairpointe Mid Cap	0.70% for the first $100 million 0.65% for next $300 million 0.60% over $400 million
ASTON/Montag & Caldwell Mid Cap Growth	0.75%
ASTON/River Road Select Value	0.90%
ASTON/River Road Small Cap Value	0.80%
ASTON/LMCG Small Cap Growth	0.90%
ASTON/Silvercrest Small Cap	0.90%
ASTON/DoubleLine Core Plus Fixed Income	0.45%
ASTON/Lake Partners LASSO Alternatives	0.90%
ASTON/Anchor Capital Enhanced Equity	0.60%
ASTON/River Road Long-Short	1.10%
ASTON/Guardian Capital Global Dividend	0.70%
ASTON/Pictet International	0.80%
ASTON/Montag & Caldwell Balanced	0.65%
ASTON Small Cap	0.80%
ASTON/Value Partners Asia Dividend	0.80%
ASTON/River Road Focused Absolute Value	0.60%

In addition, as of October 1, 2016, the following information replaces, in its entirety, the first three paragraphs in the subsection “Investment Advisory and Other Services – Subadvisers” in the Combined SAI:

Under the Sub-Investment Advisory Agreement between Aston and the subadviser for each Fund, each subadviser manages a portfolio of the Fund, selects investments and places all orders for purchases and sales of that Fund’s securities, subject to the general oversight of the Board and the Adviser. In addition, except as may otherwise be prohibited by law or regulation, a subadviser may, in its discretion and from time to time, waive a portion of its fee.

Each Sub-Investment Advisory Agreement provides that neither a subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or the Adviser for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. Each Sub-Investment Advisory Agreement continues for an initial term of not more than two years and is subject to the same requirements for renewal as the Investment Advisory Agreement.

For the services provided pursuant to the Sub-Investment Advisory Agreement, Aston pays each subadviser a fee computed daily and payable monthly.

As of October 1, 2016, the following information replaces, in its entirety, the first three paragraphs in the subsection “Investment Advisory and Other Services – Subadviser” in the SAI of ASTON/Value Partners Asia Dividend Fund:

Effective December 15, 2015, Aston entered into a Sub-Investment Advisory Agreement with Value Partners Hong Kong Limited (“VPHK” or the “Subadviser”) with respect to the ASTON/Value Partners Asia Dividend Fund. VPHK is located at 9th Floor, Nexxus Building, 41 Connaught Road Central, Hong Kong SAR. VPHK is a subsidiary of Value Partners Group Limited (the “Group”), a public company listed on the Hong Kong Stock Exchange. AMG owns a minority interest in the public stock of the Group. Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board and the Adviser. In addition, except as may otherwise be prohibited by law or regulation, the Subadviser may, in its discretion and from time to time, waive a portion of its fee. The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or to the Adviser for any error of judgment, any mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

For the services provided pursuant to the Sub-Investment Advisory Agreement, Aston pays the Subadviser a fee computed daily and payable monthly.

Finally, as of October 1, 2016, the following information replaces, in its entirety, the first three paragraphs in the subsection “Investment Advisory and Other Services – Subadviser” in the SAI of ASTON/River Road Focused Absolute Value Fund:

Effective October 30, 2015, Aston entered into a Sub-Investment Advisory Agreement with River Road Asset Management, LLC (“River Road” or the “Subadviser”) with respect to the ASTON/River Road Focused Absolute Value Fund. River Road is located at Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202. AMG holds an indirect, majority equity interest in River Road, and members of River Road’s senior management team hold a substantial minority equity interest in the firm. Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board and the Adviser. In addition, except as may otherwise be prohibited by law or regulation, the Subadviser may, in its discretion and from time to time, waive a portion of its fee.

The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or to the Adviser for any error of judgment, any mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

For the services provided pursuant to the Sub-Investment Advisory Agreement, Aston pays the Subadviser a fee computed daily and payable monthly.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

SUP PRO SAI ASTON 0816